INCOME TAXES	12 Months Ended
Oct. 31, 2010
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
9.    INCOME TAXES:

The Company has a net operating loss carry forward of approximately $20,095,366 and $19,466,268 at October 31, 2010 and 2009, respectively, available to offset taxable income through 2030.  Due to change in control provisions, the Company’s utilization of these losses may be limited. The tax effects of loss carry forwards give rise to a deferred tax asset and a related valuation allowance at October 31, as follows:

	2010	2009
Net operating loss carryforwards-federal	$8,038,146	$7,786,507
Stock based compensation	1,202,168	990,700
Research and development tax credits	-	216,134
Less valuation allowance	(9,240,314)	(8,993,341)
Deferred tax asset	$-	$-

The difference between income taxes computed at the statutory federal rate of 34% and the provision for income taxes relates to the following:

	Year ended October 31, 2010	Year ended October 31, 2009	Period from March 1, 2002 (inception) to October 31, 2010
Provision at federal statutory rate	34%	34%	34%
Valuation allowance	(34)	(34)	(34)
	-%	-%	-%

In a letter dated November 13, 2008 from the New Jersey Economic Development Authority we were notified that our application for the New Jersey Technology Tax Certificate Transfer Program was preliminarily approved. Under the State of New Jersey NOL Transfer Program for small business we received a net cash amount of $922,020 on December 12, 2008 from the sale of our State Net Operating Losses (“NOL”) through December 31, 2007 of $1,084,729. In January 2010, the company received a net cash amount of $278,978 from the sale of some of our State Net Operating Losses (“NOL”) through December 31, 2008. The company plans to sell its Net Operating Losses and research tax credits for the 2009 fiscal year under the same State of New Jersey Program for small business.

We adopted ASC 740, Income Taxes, formerly Financial Interpretation Number 48, “Accounting for Uncertain Tax Positions” (“FIN 48”) on November 1, 2007. ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109,” Accounting for Income Taxes.” ASC 740 prescribes a recognition threshold and measurement of a tax position taken or expected to be taken in a tax return. We did not establish any additional reserves for uncertain tax liabilities upon adoption of ASC 740. There were no adjustments for uncertain tax positions in the current year.

We will account for interest and penalties related to uncertain tax positions, if any, as part of our provision for federal and state income taxes.

 We do not expect that the amounts of unrecognized benefits will change significantly within the next 12 months.

 We are no longer subject to audit under the statute of limitations by the Internal Revenue Service and state jurisdictions for 2006 through 2009.